American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Mid Cap Equity ETF (AVMC)
May 31, 2025

Avantis U.S. Mid Cap Equity ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 2.1%
ATI, Inc.(1)	4,363	347,469
Axon Enterprise, Inc.(1)	267	200,346
BWX Technologies, Inc.	2,968	372,781
Curtiss-Wright Corp.	1,009	444,071
Howmet Aerospace, Inc.	5,937	1,008,637
Huntington Ingalls Industries, Inc.	980	218,599
Leonardo DRS, Inc.	1,894	80,116
Textron, Inc.	5,946	440,182
Woodward, Inc.	1,620	350,455
		3,462,656
Air Freight and Logistics — 0.5%
CH Robinson Worldwide, Inc.	2,758	264,685
Expeditors International of Washington, Inc.	4,499	507,173
		771,858
Automobile Components — 0.8%
Aptiv PLC(1)	7,634	510,028
Autoliv, Inc.	2,682	275,763
BorgWarner, Inc.	8,348	276,235
Gentex Corp.	6,224	134,252
Lear Corp.	1,167	105,520
		1,301,798
Automobiles — 0.6%
Ford Motor Co.	56,843	590,030
Lucid Group, Inc.(1)(2)	18,472	41,193
Rivian Automotive, Inc., Class A(1)(2)	23,670	343,925
		975,148
Banks — 4.6%
Bank OZK	1,088	48,231
BOK Financial Corp.	832	78,558
Citizens Financial Group, Inc.	13,835	558,242
Columbia Banking System, Inc.	3,032	70,888
Comerica, Inc.	3,511	200,443
Commerce Bancshares, Inc.	2,873	181,028
Cullen/Frost Bankers, Inc.	1,945	246,976
East West Bancorp, Inc.	3,840	350,208
Fifth Third Bancorp	17,332	661,909
First Citizens BancShares, Inc., Class A	326	602,735
First Horizon Corp.	11,574	230,091
Huntington Bancshares, Inc.	38,486	601,536
KeyCorp	29,513	468,076
M&T Bank Corp.	5,047	921,784
Pinnacle Financial Partners, Inc.	2,879	305,980
Popular, Inc.	1,870	193,601
Prosperity Bancshares, Inc.	2,533	176,424
Regions Financial Corp.	24,657	528,646
SouthState Corp.	2,415	212,037
Webster Financial Corp.	6,097	313,874
Western Alliance Bancorp	2,768	200,431

Wintrust Financial Corp.	2,288	273,210
Zions Bancorp NA	5,128	242,862
		7,667,770
Beverages — 0.7%
Brown-Forman Corp., Class A	1,505	50,011
Brown-Forman Corp., Class B	4,046	134,894
Celsius Holdings, Inc.(1)	2,729	103,374
Coca-Cola Consolidated, Inc.	1,280	146,752
Constellation Brands, Inc., Class A	1,054	187,918
Molson Coors Beverage Co., Class B	5,523	295,978
Primo Brands Corp., Class A	6,430	212,640
		1,131,567
Biotechnology — 1.7%
Biogen, Inc.(1)	3,393	440,378
BioMarin Pharmaceutical, Inc.(1)	4,861	282,278
Exelixis, Inc.(1)	9,014	387,963
Halozyme Therapeutics, Inc.(1)	4,417	247,661
Incyte Corp.(1)	4,366	284,052
Moderna, Inc.(1)	6,313	167,673
Neurocrine Biosciences, Inc.(1)	2,950	362,909
Revolution Medicines, Inc.(1)	4,207	165,756
United Therapeutics Corp.(1)	1,451	462,651
		2,801,321
Broadline Retail — 0.7%
Dillard's, Inc., Class A	153	60,591
eBay, Inc.	11,116	813,358
Ollie's Bargain Outlet Holdings, Inc.(1)	2,035	226,801
		1,100,750
Building Products — 2.4%
A.O. Smith Corp.	4,246	273,060
Advanced Drainage Systems, Inc.	2,516	276,659
Allegion PLC	2,535	361,745
Builders FirstSource, Inc.(1)	3,496	376,449
Carlisle Cos., Inc.	1,462	555,823
Fortune Brands Innovations, Inc.	4,082	205,733
Lennox International, Inc.	1,137	641,780
Masco Corp.	2,431	151,743
Owens Corning	3,260	436,677
Simpson Manufacturing Co., Inc.	1,447	225,298
Trex Co., Inc.(1)	3,643	203,534
UFP Industries, Inc.	2,314	225,754
Zurn Elkay Water Solutions Corp.	4,456	161,263
		4,095,518
Capital Markets — 4.7%
Affiliated Managers Group, Inc.	609	107,184
Carlyle Group, Inc.	7,336	331,587
Cboe Global Markets, Inc.	2,868	657,116
Evercore, Inc., Class A	944	218,527
FactSet Research Systems, Inc.	1,112	509,585
Franklin Resources, Inc.	8,375	181,235
Freedom Holding Corp.(1)(2)	6	995
Hamilton Lane, Inc., Class A	1,041	155,109
Invesco Ltd.	9,903	143,197
Jefferies Financial Group, Inc.	4,877	237,022
LPL Financial Holdings, Inc.	2,538	982,612

MarketAxess Holdings, Inc.	700	151,487
Morningstar, Inc.	775	239,026
Northern Trust Corp.	6,501	693,917
Raymond James Financial, Inc.	5,296	778,406
Robinhood Markets, Inc., Class A(1)	5,608	370,969
SEI Investments Co.	3,301	281,443
State Street Corp.	7,127	686,188
Stifel Financial Corp.	2,654	250,060
T. Rowe Price Group, Inc.	5,541	518,582
Tradeweb Markets, Inc., Class A	2,282	329,635
		7,823,882
Chemicals — 3.1%
Albemarle Corp.	3,435	191,536
Axalta Coating Systems Ltd.(1)	6,306	194,225
CF Industries Holdings, Inc.	6,739	611,295
Corteva, Inc.	3,832	271,305
Dow, Inc.	14,819	411,079
DuPont de Nemours, Inc.	10,660	712,088
Eastman Chemical Co.	3,502	274,452
FMC Corp.	1,980	80,309
International Flavors & Fragrances, Inc.	4,529	346,740
LyondellBasell Industries NV, Class A	8,579	484,628
Mosaic Co.	7,841	283,374
NewMarket Corp.	140	90,168
PPG Industries, Inc.	6,243	691,724
RPM International, Inc.	4,064	462,646
Westlake Corp.	1,182	83,957
		5,189,526
Commercial Services and Supplies — 0.7%
Clean Harbors, Inc.(1)	1,748	396,429
MSA Safety, Inc.	1,146	186,764
Rollins, Inc.	7,397	423,478
Tetra Tech, Inc.	3,711	129,662
		1,136,333
Communications Equipment — 0.5%
Ciena Corp.(1)	4,370	349,862
F5, Inc.(1)	1,719	490,568
		840,430
Construction and Engineering — 1.6%
AECOM	3,479	382,168
API Group Corp.(1)	3,879	181,033
Comfort Systems USA, Inc.	1,148	549,008
EMCOR Group, Inc.	1,685	795,084
Fluor Corp.(1)	5,437	226,071
Quanta Services, Inc.	1,312	449,439
WillScot Holdings Corp.	6,056	163,209
		2,746,012
Construction Materials — 1.1%
Eagle Materials, Inc.	1,213	245,281
Martin Marietta Materials, Inc.	1,635	895,244
Vulcan Materials Co.	2,800	742,196
		1,882,721
Consumer Finance — 1.1%
Ally Financial, Inc.	6,633	232,155
Credit Acceptance Corp.(1)	122	58,231

FirstCash Holdings, Inc.	783	100,153
OneMain Holdings, Inc.	4,445	230,429
SoFi Technologies, Inc.(1)	29,566	393,228
Synchrony Financial	13,886	800,528
		1,814,724
Consumer Staples Distribution & Retail — 2.3%
BJ's Wholesale Club Holdings, Inc.(1)	4,032	456,463
Casey's General Stores, Inc.	1,308	572,590
Dollar General Corp.	5,755	559,674
Dollar Tree, Inc.(1)	5,887	531,361
Maplebear, Inc.(1)	2,467	112,668
Performance Food Group Co.(1)	4,167	373,196
Sysco Corp.	11,509	840,157
U.S. Foods Holding Corp.(1)	5,966	472,030
		3,918,139
Containers and Packaging — 2.0%
Amcor PLC	51,268	467,052
AptarGroup, Inc.	2,061	326,462
Avery Dennison Corp.	2,291	407,179
Ball Corp.	8,133	435,766
Crown Holdings, Inc.	3,406	335,491
Graphic Packaging Holding Co.	8,786	195,225
International Paper Co.	9,580	458,020
Packaging Corp. of America	3,210	620,076
Smurfit WestRock PLC	2,540	110,058
		3,355,329
Distributors — 0.6%
Genuine Parts Co.	3,089	390,820
LKQ Corp.	5,000	202,350
Pool Corp.	1,138	342,072
		935,242
Diversified Consumer Services — 0.3%
ADT, Inc.	12,237	101,812
H&R Block, Inc.	3,432	195,452
Service Corp. International	3,346	260,988
		558,252
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc.(1)	2,787	100,973
Electric Utilities — 3.0%
Alliant Energy Corp.	1,246	77,539
Edison International	4,592	255,545
Entergy Corp.	10,769	896,842
Evergy, Inc.	4,233	281,114
Eversource Energy	4,194	271,813
Exelon Corp.	6,814	298,589
FirstEnergy Corp.	4,215	176,777
IDACORP, Inc.	822	97,777
NRG Energy, Inc.	5,031	784,333
OGE Energy Corp.	5,391	239,738
PG&E Corp.	22,585	381,235
Pinnacle West Capital Corp.	2,823	257,542
PPL Corp.	13,508	469,403
Xcel Energy, Inc.	8,343	584,844
		5,073,091

Electrical Equipment — 1.4%
Acuity, Inc.	1,060	275,483
Generac Holdings, Inc.(1)	1,544	188,569
Hubbell, Inc.	1,537	598,785
NEXTracker, Inc., Class A(1)	3,236	183,449
nVent Electric PLC	3,279	215,758
Rockwell Automation, Inc.	2,858	901,842
		2,363,886
Electronic Equipment, Instruments and Components — 2.6%
Arrow Electronics, Inc.(1)	1,586	187,751
CDW Corp.	3,587	646,951
Cognex Corp.	3,293	98,691
Fabrinet(1)	1,203	280,143
Flex Ltd.(1)	15,624	660,895
Jabil, Inc.	4,482	753,021
Keysight Technologies, Inc.(1)	4,841	760,231
Littelfuse, Inc.	428	87,766
TD SYNNEX Corp.	1,662	201,667
Trimble, Inc.(1)	3,112	221,792
Vontier Corp.	4,207	150,400
Zebra Technologies Corp., Class A(1)	1,137	329,468
		4,378,776
Energy Equipment and Services — 0.5%
Baker Hughes Co.	159	5,891
ChampionX Corp.	5,217	125,573
NOV, Inc.	10,777	129,324
Patterson-UTI Energy, Inc.	15	83
TechnipFMC PLC	17,017	530,079
		790,950
Entertainment — 1.7%
Electronic Arts, Inc.	5,679	816,527
Liberty Media Corp.-Liberty Formula One, Class A(1)	618	54,458
Liberty Media Corp.-Liberty Formula One, Class C(1)	4,978	480,526
Liberty Media Corp.-Liberty Live, Class A(1)	289	20,768
Liberty Media Corp.-Liberty Live, Class C(1)	696	50,773
Live Nation Entertainment, Inc.(1)	2,932	402,241
Roku, Inc.(1)	1,726	125,066
Take-Two Interactive Software, Inc.(1)	1,951	441,472
Warner Bros Discovery, Inc.(1)	49,210	490,624
		2,882,455
Financial Services — 1.6%
Affirm Holdings, Inc.(1)	4,199	217,928
Block, Inc.(1)	2,972	183,521
Corpay, Inc.(1)	1,807	587,474
Enact Holdings, Inc.	630	22,302
Equitable Holdings, Inc.	11,676	617,310
Essent Group Ltd.	2,581	149,698
Jack Henry & Associates, Inc.	1,837	332,809
MGIC Investment Corp.	9,383	248,180
Voya Financial, Inc.	2,157	143,484
WEX, Inc.(1)	1,157	153,800
		2,656,506
Food Products — 2.3%
Archer-Daniels-Midland Co.	8,067	389,394
Bunge Global SA	961	75,102

Campbell's Co.	3,390	115,396
Darling Ingredients, Inc.(1)	3,531	110,026
General Mills, Inc.	11,104	602,503
Hershey Co.	2,356	378,586
Hormel Foods Corp.	7,651	234,733
Ingredion, Inc.	2,053	285,613
Kellanova	7,759	641,126
Kraft Heinz Co.	9,473	253,213
Lamb Weston Holdings, Inc.	3,310	184,632
Lancaster Colony Corp.	43	7,198
McCormick & Co., Inc.	1,676	121,896
Pilgrim's Pride Corp.	1,551	76,247
Post Holdings, Inc.(1)	636	70,335
Tyson Foods, Inc., Class A	6,933	389,357
		3,935,357
Gas Utilities — 0.4%
Atmos Energy Corp.	3,566	551,589
National Fuel Gas Co.	2,300	189,842
Southwest Gas Holdings, Inc.	305	21,908
		763,339
Ground Transportation — 1.3%
JB Hunt Transport Services, Inc.	2,716	377,116
Knight-Swift Transportation Holdings, Inc.	3,779	167,485
Landstar System, Inc.	933	128,026
Old Dominion Freight Line, Inc.	1,866	298,877
Ryder System, Inc.	1,822	268,071
Saia, Inc.(1)	943	249,339
U-Haul Holding Co.(1)	493	31,552
U-Haul Holding Co.	3,217	183,498
XPO, Inc.(1)	4,037	459,532
		2,163,496
Health Care Equipment and Supplies — 3.5%
Align Technology, Inc.(1)	2,009	363,508
Baxter International, Inc.	11,303	344,742
Cooper Cos., Inc.(1)	4,106	280,358
Dexcom, Inc.(1)	5,937	509,395
GE HealthCare Technologies, Inc.	8,660	610,876
Globus Medical, Inc., Class A(1)	3,364	199,082
Hologic, Inc.(1)	5,130	318,932
IDEXX Laboratories, Inc.(1)	690	354,218
Insulet Corp.(1)	1,635	531,424
Lantheus Holdings, Inc.(1)	563	42,540
Masimo Corp.(1)	550	89,375
Merit Medical Systems, Inc.(1)	1,296	123,159
Penumbra, Inc.(1)	624	166,589
ResMed, Inc.	3,657	895,197
STERIS PLC	2,677	656,427
Teleflex, Inc.	771	94,270
Zimmer Biomet Holdings, Inc.	4,104	378,266
		5,958,358
Health Care Providers and Services — 2.4%
Centene Corp.(1)	11,684	659,445
Chemed Corp.	400	229,936
DaVita, Inc.(1)	1,436	195,669
Encompass Health Corp.	2,857	345,411

Ensign Group, Inc.	1,669	245,777
Hims & Hers Health, Inc.(1)	3,717	210,234
Humana, Inc.	1,783	415,671
Labcorp Holdings, Inc.	2,022	503,417
Molina Healthcare, Inc.(1)	1,713	522,534
Tenet Healthcare Corp.(1)	2,299	388,002
Universal Health Services, Inc., Class B	1,547	294,471
		4,010,567
Health Care Technology — 0.6%
Doximity, Inc., Class A(1)	2,891	150,592
Veeva Systems, Inc., Class A(1)	3,062	856,442
		1,007,034
Hotels, Restaurants and Leisure — 3.4%
Aramark	5,015	203,108
Boyd Gaming Corp.	1,875	140,569
Carnival Corp.(1)	38,475	893,389
Choice Hotels International, Inc.	821	104,004
Churchill Downs, Inc.	1,433	136,809
Darden Restaurants, Inc.	3,599	770,942
Dutch Bros, Inc., Class A(1)	2,986	215,589
Expedia Group, Inc.	3,652	608,971
Light & Wonder, Inc., Class A(1)	2,559	230,617
MGM Resorts International(1)	2,931	92,766
Norwegian Cruise Line Holdings Ltd.(1)	14,002	247,135
Royal Caribbean Cruises Ltd.	5,350	1,374,789
Texas Roadhouse, Inc.	1,765	344,546
Vail Resorts, Inc.	889	142,391
Wyndham Hotels & Resorts, Inc.	2,283	188,987
		5,694,612
Household Durables — 1.7%
Garmin Ltd.	3,511	712,628
Meritage Homes Corp.	1,973	125,503
Mohawk Industries, Inc.(1)	1,254	126,165
NVR, Inc.(1)	19	135,203
PulteGroup, Inc.	6,344	621,902
Somnigroup International, Inc.	4,871	316,907
Taylor Morrison Home Corp.(1)	3,806	214,202
Toll Brothers, Inc.	3,729	388,748
TopBuild Corp.(1)	877	248,094
		2,889,352
Household Products — 0.6%
Church & Dwight Co., Inc.	6,665	655,236
Clorox Co.	2,383	314,270
Reynolds Consumer Products, Inc.	253	5,586
		975,092
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	12,700	128,143
Brookfield Renewable Corp. (New York)	2	59
Clearway Energy, Inc., Class A	692	19,964
Clearway Energy, Inc., Class C	951	29,263
Talen Energy Corp.(1)	715	174,424
		351,853
Insurance — 6.3%
American Financial Group, Inc.	2,386	295,816
Arch Capital Group Ltd.	10,430	991,267

Assurant, Inc.	1,602	325,174
Axis Capital Holdings Ltd.	2,950	306,210
Brown & Brown, Inc.	291	32,854
Cincinnati Financial Corp.	4,451	671,300
CNA Financial Corp.	926	44,365
Erie Indemnity Co., Class A	656	235,182
Everest Group Ltd.	1,270	440,931
Fidelity National Financial, Inc.	8,111	444,239
First American Financial Corp.	3,396	189,531
Globe Life, Inc.	2,972	362,198
Hartford Insurance Group, Inc.	7,560	981,590
Kinsale Capital Group, Inc.	667	314,817
Loews Corp.	5,592	499,310
Markel Group, Inc.(1)	404	784,447
Old Republic International Corp.	8,014	302,929
Primerica, Inc.	1,320	357,192
Principal Financial Group, Inc.	5,898	459,395
Prudential Financial, Inc.	2,662	276,555
Reinsurance Group of America, Inc.	1,740	353,725
RenaissanceRe Holdings Ltd.	1,469	366,398
RLI Corp.	2,018	155,124
Ryan Specialty Holdings, Inc.	2,736	195,815
Selective Insurance Group, Inc.	1,529	134,583
Unum Group	5,604	457,903
W.R. Berkley Corp.	7,639	570,557
		10,549,407
Interactive Media and Services — 0.2%
Pinterest, Inc., Class A(1)	10,189	316,980
IT Services — 1.7%
Akamai Technologies, Inc.(1)	4,803	364,692
Amdocs Ltd.	2,500	229,400
Cognizant Technology Solutions Corp., Class A	3,409	276,095
EPAM Systems, Inc.(1)	1,348	235,212
Gartner, Inc.(1)	1,871	816,542
GoDaddy, Inc., Class A(1)	3,084	561,750
Twilio, Inc., Class A(1)	3,488	410,538
		2,894,229
Leisure Products — 0.2%
Hasbro, Inc.	1,129	75,315
Mattel, Inc.(1)	12,670	239,970
		315,285
Life Sciences Tools and Services — 1.7%
Agilent Technologies, Inc.	6,788	759,713
Bio-Rad Laboratories, Inc., Class A(1)	478	108,472
Bio-Techne Corp.	3,735	180,774
Bruker Corp.	2,131	78,208
Charles River Laboratories International, Inc.(1)	853	115,692
IQVIA Holdings, Inc.(1)	2,332	327,250
Medpace Holdings, Inc.(1)	732	215,867
Repligen Corp.(1)	18	2,125
Waters Corp.(1)	1,628	568,563
West Pharmaceutical Services, Inc.	1,999	421,489
		2,778,153

Machinery — 3.9%
AGCO Corp.	2,304	225,746
Allison Transmission Holdings, Inc.	3,155	326,606
Chart Industries, Inc.(1)	486	76,234
Crane Co.	397	68,046
Donaldson Co., Inc.	3,950	274,722
Dover Corp.	3,293	585,331
Esab Corp.	1,563	192,233
Flowserve Corp.	4,127	205,978
Graco, Inc.	5,615	475,366
Ingersoll Rand, Inc.	201	16,410
ITT, Inc.	2,494	375,447
Lincoln Electric Holdings, Inc.	1,730	334,911
Mueller Industries, Inc.	3,940	306,808
Oshkosh Corp.	2,134	211,671
Pentair PLC	4,291	425,581
RBC Bearings, Inc.(1)	505	184,764
Snap-on, Inc.	1,577	505,823
Timken Co.	1,589	108,831
Toro Co.	2,082	157,774
Watts Water Technologies, Inc., Class A	728	176,263
Westinghouse Air Brake Technologies Corp.	3,565	721,271
Xylem, Inc.	4,746	598,186
		6,554,002
Marine Transportation — 0.1%
Kirby Corp.(1)	1,852	204,905
Media — 1.2%
Fox Corp., Class A	8,270	454,354
Fox Corp., Class B	4,655	234,053
Interpublic Group of Cos., Inc.	5,800	138,968
Liberty Broadband Corp., Class A(1)	681	63,265
Liberty Broadband Corp., Class C(1)	3,315	310,947
New York Times Co., Class A	4,713	269,207
News Corp., Class A	11,034	311,600
News Corp., Class B	3,402	111,313
Nexstar Media Group, Inc., Class A	495	84,358
Paramount Global, Class B	8,428	101,979
		2,080,044
Metals and Mining — 1.3%
Alcoa Corp.	2,157	57,743
Commercial Metals Co.	3,663	170,659
Nucor Corp.	1,629	178,147
Reliance, Inc.	1,862	545,231
Royal Gold, Inc.	1,371	244,203
Steel Dynamics, Inc.	5,228	643,410
U.S. Steel Corp.	5,127	275,935
		2,115,328
Multi-Utilities — 1.6%
Ameren Corp.	4,526	438,479
CenterPoint Energy, Inc.	8,381	312,108
CMS Energy Corp.	5,582	392,024
Consolidated Edison, Inc.	6,268	654,943
DTE Energy Co.	3,449	471,306
NiSource, Inc.	7,327	289,710

Public Service Enterprise Group, Inc.	1,875	151,931
WEC Energy Group, Inc.	237	25,463
		2,735,964
Oil, Gas and Consumable Fuels — 5.0%
Antero Midstream Corp.	11,935	224,139
Antero Resources Corp.(1)	10,303	385,847
APA Corp.	11,482	195,309
Chord Energy Corp.	1,539	138,510
ConocoPhillips	2	171
Coterra Energy, Inc.	24,410	593,407
Devon Energy Corp.	21,747	658,064
DT Midstream, Inc.	2,569	269,077
EQT Corp.	15,935	878,496
Expand Energy Corp.	8,224	955,053
Hess Midstream LP, Class A	2,467	91,279
HF Sinclair Corp.	5,374	194,163
Matador Resources Co.	5,021	215,953
ONEOK, Inc.	104	8,407
Ovintiv, Inc.	11,640	416,945
Permian Resources Corp.	20,596	259,716
Range Resources Corp.	9,193	349,702
Targa Resources Corp.	5,755	908,887
Texas Pacific Land Corp.	672	748,628
Valero Energy Corp.	6,079	784,009
Viper Energy, Inc.	2,023	80,293
		8,356,055
Passenger Airlines — 1.3%
Delta Air Lines, Inc.	14,194	686,848
Southwest Airlines Co.	16,933	565,223
United Airlines Holdings, Inc.(1)	11,618	922,992
		2,175,063
Personal Care Products — 0.3%
Estee Lauder Cos., Inc., Class A	3,160	211,531
Kenvue, Inc.	15,167	362,036
		573,567
Pharmaceuticals — 0.6%
Elanco Animal Health, Inc.(1)	14,660	197,031
Jazz Pharmaceuticals PLC(1)	2,069	223,597
Royalty Pharma PLC, Class A	8,164	268,432
Viatris, Inc.	38,580	339,118
		1,028,178
Professional Services — 2.8%
Amentum Holdings, Inc.(1)	31	645
Booz Allen Hamilton Holding Corp.	4,090	434,563
Broadridge Financial Solutions, Inc.	3,264	792,597
Concentrix Corp.	8	448
Equifax, Inc.	2,754	727,579
ExlService Holdings, Inc.(1)	1,654	76,067
Genpact Ltd.	4,350	187,268
Jacobs Solutions, Inc.	513	64,792
KBR, Inc.	3,654	190,702
Leidos Holdings, Inc.	3,330	494,572
Paycom Software, Inc.	1,511	391,485
Paylocity Holding Corp.(1)	1,226	234,043
Robert Half, Inc.	3,447	157,838

SS&C Technologies Holdings, Inc.	3,563	287,926
Verisk Analytics, Inc.	2,266	711,841
		4,752,366
Real Estate Management and Development — 1.0%
CBRE Group, Inc., Class A(1)	4,717	589,719
CoStar Group, Inc.(1)	8,708	640,561
Jones Lang LaSalle, Inc.(1)	962	214,237
Zillow Group, Inc., Class A(1)	640	42,349
Zillow Group, Inc., Class C(1)	2,591	173,882
		1,660,748
Semiconductors and Semiconductor Equipment — 1.9%
Amkor Technology, Inc.	3,514	63,322
First Solar, Inc.(1)	2,620	414,169
GLOBALFOUNDRIES, Inc.(1)	2,520	90,216
Lattice Semiconductor Corp.(1)	853	38,334
Microchip Technology, Inc.	2,629	152,587
Monolithic Power Systems, Inc.	821	543,420
ON Semiconductor Corp.(1)	13,193	554,370
Onto Innovation, Inc.(1)	1,554	142,875
Qorvo, Inc.(1)	2,922	222,130
Rambus, Inc.(1)	2,215	118,436
Skyworks Solutions, Inc.	4,925	339,973
Teradyne, Inc.	4,506	354,172
Universal Display Corp.	1,280	183,488
		3,217,492
Software — 2.5%
ACI Worldwide, Inc.(1)	2,037	94,232
AppLovin Corp., Class A(1)	3,487	1,370,391
Bentley Systems, Inc., Class B	5,369	256,262
Bill Holdings, Inc.(1)	1,669	72,902
Docusign, Inc.(1)	5,404	478,848
Dolby Laboratories, Inc., Class A	1,773	131,663
Freshworks, Inc., Class A(1)	111	1,695
Manhattan Associates, Inc.(1)	2,081	392,851
MicroStrategy, Inc., Class A(1)	1,779	656,558
Qualys, Inc.(1)	120	16,626
UiPath, Inc., Class A(1)	10,511	139,901
Zoom Communications, Inc., Class A(1)	6,315	513,094
		4,125,023
Specialty Retail — 3.0%
AutoNation, Inc.(1)	699	128,511
Best Buy Co., Inc.	6,426	425,915
Burlington Stores, Inc.(1)	1,422	324,600
CarMax, Inc.(1)	5,547	357,560
Chewy, Inc., Class A(1)	2,723	123,216
Dick's Sporting Goods, Inc.	1,297	232,604
Floor & Decor Holdings, Inc., Class A(1)	2,996	214,783
GameStop Corp., Class A(1)	12,043	358,881
Gap, Inc.	8,765	195,547
Lithia Motors, Inc.	958	303,600
Murphy USA, Inc.	673	287,230
Penske Automotive Group, Inc.	557	91,448
Tractor Supply Co.	14,040	679,536

Ulta Beauty, Inc.(1)	1,104	520,492
Williams-Sonoma, Inc.	5,034	814,300
		5,058,223
Technology Hardware, Storage and Peripherals — 1.4%
Hewlett Packard Enterprise Co.	37,719	651,784
NetApp, Inc.	6,074	602,298
Pure Storage, Inc., Class A(1)	9,885	529,737
Super Micro Computer, Inc.(1)	6,466	258,769
Western Digital Corp.(1)	7,397	381,316
		2,423,904
Textiles, Apparel and Luxury Goods — 1.5%
Crocs, Inc.(1)	1,284	130,968
Deckers Outdoor Corp.(1)	5,194	548,071
Levi Strauss & Co., Class A	3,908	67,804
Lululemon Athletica, Inc.(1)	1,923	608,956
Ralph Lauren Corp.	1,184	327,743
Skechers USA, Inc., Class A(1)	3,616	224,337
Tapestry, Inc.	5,592	439,251
VF Corp.	9,698	120,837
		2,467,967
Trading Companies and Distributors — 0.8%
Applied Industrial Technologies, Inc.	1,324	299,913
Core & Main, Inc., Class A(1)	3,903	213,923
MSC Industrial Direct Co., Inc., Class A	319	25,903
SiteOne Landscape Supply, Inc.(1)	1,394	162,833
Watsco, Inc.	867	384,575
WESCO International, Inc.	1,474	247,470
		1,334,617
Water Utilities — 0.1%
American Water Works Co., Inc.	1,033	147,688
TOTAL COMMON STOCKS (Cost $165,923,732)		167,369,861
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	155,733	155,733
State Street Navigator Securities Lending Government Money Market Portfolio(3)	61,392	61,392
TOTAL SHORT-TERM INVESTMENTS (Cost $217,125)		217,125
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $166,140,857)		167,586,986
OTHER ASSETS AND LIABILITIES — 0.1%		115,334
TOTAL NET ASSETS — 100.0%		$167,702,320

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $285,382. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $304,034, which includes securities collateral of $242,642.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.